Subsequent Events Acquisitions (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended			1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Cetera Financial Group [Member]	Mar. 31, 2013 Cetera Financial Group [Member]	Dec. 31, 2013 Cetera Financial Group [Member]	May 14, 2014 Cetera Financial Group [Member] Subsequent Event [Member]	Feb. 14, 2014 Cetera Financial Group [Member] Subsequent Event [Member]	May 14, 2014 Barclays Bank PLC and Bank of America [Member] Senior Secured First Lien Term Loan [Member]	May 14, 2014 Barclays Bank PLC and Bank of America [Member] Senior Secured Second Lien Term Loan [Member]	May 14, 2014 Luxor Capital Group, LP [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price									$ 1,150,000,000	$ 1,150,000,000
Proceeds from issuance of senior long-term debt											575,000,000	150,000,000
Convertible notes, face value													120,000,000
Convertible preferred securities, commitment													270,000,000
Revenues	187,205,000	218,631,000	886,495,000	287,497,000	174,729,000	30,120,000	24,270,000
Expenses	171,305,000	191,884,000	785,943,000	280,085,000	170,987,000	29,950,000	23,950,000
Assets	$ 146,370,000		$ 111,127,000	$ 16,211,000		$ 52,990,000		$ 51,080,000